Convertible Note - Schedule of Fair value of Warrants (Details) (10-K)	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Warrants, term	5 years	5 years
Stock Price [Member]
Warrants, measurement input	0.14	0.14
Exercise Price [Member]
Warrants, measurement input	0.16	0.16
Expected Term [Member]
Warrants, term	5 years	5 years
Expected Volatility [Member]
Warrants, measurement input	60.64	60.64
Annual Rate of Quarterly Dividends [Member]
Warrants, measurement input	0	0
Risk Free Interest Rate [Member]
Warrants, measurement input	0.10	0.10